Financial instruments - Derivatives (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Net	$ 27,101	$ 40,872
Gain (loss)	12,529	36,577
Current portion of other liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Net	(378)	(1,658)
Other liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Net	(4,619)	(3,075)
Current portion of long-term receivables, investments and other [member]
Disclosure of detailed information about financial instruments [line items]
Net	22,652	16,466
Long-term receivables, investments and other [Member]
Disclosure of detailed information about financial instruments [line items]
Net	9,446	29,139
Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net	27,774	40,872
Gain (loss)	13,202	30,600
Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Net	(673)	0
Gain (loss)	$ (673)	$ 5,977